Income tax provision	9 Months Ended
Sep. 30, 2011
Income tax provision [Abstract]
Income tax provision
Note 11:  Income tax provision

Our effective tax rate for the nine months ended September 30, 2011 was 32.0%, compared to our 2010 annual effective tax rate of 35.0%. The 2011 effective tax rate was favorably impacted 1.0 percentage point by actions taken to restore a portion of the deferred tax asset attributable to the receipt of Medicare Part D subsidies after 2012. Our 2011 tax rate also included discrete items, including a reduction in the valuation allowance related to foreign operating loss carryforwards, which decreased our effective tax rate by 1.2 percentage points.

Our 2010 effective tax rate included a $4,063 charge resulting from the Health Care and Education Reconciliation Act of 2010, which was signed into law in March 2010 and requires that certain tax deductions after 2012 be reduced by the amount of the Medicare Part D subsidy payments. Prior to this law change, the subsidy was to be disregarded in all future years when computing tax deductions. This resulted in a reduction in the deferred tax asset associated with our postretirement benefit plan and increased our 2010 effective tax rate 1.7 points. Our 2010 effective tax rate also included favorable adjustments related to accruals for uncertain tax positions, which lowered our effective tax rate 1.3 percentage points.